Income Taxes - Schedule of Loss Before Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Loss Before Income Tax Expense [Abstract]
U.S. operations	$ (1,102,541)	$ (1,239,213)	$ (3,348,514)
Foreign operations	(40,343,497)	(72,641,769)	(30,466,205)
Loss before income tax expense	$ (41,446,038)	$ (73,880,982)	$ (33,814,719)